UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328
______________________________________________

SMA Relationship Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-1295
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019 (Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821-3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

SMA Relationship Trust — Series A

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2012

Investment company
UBS Global Corporate Bond Relationship Fund	86.49%
Short-term investment	5.80
Options purchased	2.80

Total investments	95.09%
Cash and other assets, less liabilities	4.91

Net assets	100.00%

SMA Relationship Trust — Series A
Portfolio of investments — March 31, 2012 (unaudited)

Security description	Shares	Value

Investment company — 86.49%
UBS Global Corporate Bond Relationship Fund*1 (cost $23,405,736)	2,095,637	$24,355,070

Short-term investment — 5.80%
Investment company — 5.80%
UBS Cash Management Prime Relationship Fund[1] (cost $1,634,420)	1,634,420	1,634,420

	Number of
	contracts

Options purchased* — 2.80%
Call option — 2.80%
EURO STOXX 50 Index, strike @ EUR 2,500.00, expires June 2012	84	56,688
S&P 500 Index strike @ USD 1,375.00, expires June 2012	55	313,500
S&P 500 Index strike @ USD 1,375.00, expires September 2012	53	418,700

Total options purchased (cost $635,989)		788,888

Total investments — 95.09% (cost $25,676,145)		26,778,378
Cash and other assets, less liabilities — 4.91%		1,381,339

Net assets — 100.00%		$28,159,717

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,154,545
Gross unrealized depreciation	(52,312)

Net unrealized appreciation of investments	$1,102,233

For a listing of portfolio footnotes, defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to end of this report.

Forward foreign currency contracts

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

JPMCB	AUD	3,030,000	USD	3,196,992	06/08/12	$81,883
JPMCB	EUR	1,135,000	USD	1,521,766	06/08/12	7,494
JPMCB	HUF	134,150,000	USD	607,390	06/08/12	5,241
JPMCB	JPY	63,994,990	USD	777,670	06/08/12	4,040
JPMCB	NZD	3,030,000	USD	2,510,316	06/08/12	41,029
JPMCB	USD	615,000	CNY	3,920,625	04/19/12	7,358
JPMCB	USD	177,953	EUR	135,000	06/08/12	2,158
JPMCB	USD	514,912	GBP	325,000	06/08/12	4,684
JPMCB	USD	366,179	JPY	29,500,000	06/08/12	(9,556)
JPMCB	USD	664,259	KRW	756,000,000	06/08/12	(332)
JPMCB	USD	1,768,646	MXN	23,110,000	06/08/12	26,207
JPMCB	USD	765,734	MYR	2,328,000	06/08/12	(9,268)
JPMCB	USD	553,082	PLN	1,740,000	06/08/12	2,584
JPMCB	USD	322,594	SEK	2,130,000	06/08/12	(1,492)

Net unrealized appreciation on forward foreign currency contracts						$162,030

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

Index futures buy contracts:
DAX Index, 9 contracts (EUR)	June 2012	$2,095,944	$2,088,874	$(7,070)
Dow Jones Euro STOXX 50 Index, 43 contracts (EUR)	June 2012	1,416,774	1,381,540	(35,234)
NIKKEI 225 Index, 23 contracts (JPY)	June 2012	2,687,718	2,803,794	116,076
Index futures sell contracts:
IBEX 35 Index, 19 contracts (EUR)	April 2012	(2,077,287)	(2,007,585)	69,702
MSCI Taiwan Index, 99 contracts (USD)	April 2012	(2,822,017)	(2,794,770)	27,247

Net unrealized appreciation on futures contracts				$170,721

Options written

	Expiration	Premiums
	date	received	Value

Call options
EURO STOXX 50 Index, 84 contracts, strike @ EUR 2,700.00	June 2012	$29,992	$(7,954)
S&P 500 Index, 53 contracts, strike @ USD 1,475.00	September 2012	121,768	(143,100)

Total options written		$151,760	$(151,054)

Written option activity for the period ended March 31, 2012 was as follows:

		Amount of
	Number of	premiums
	contracts	received

Options outstanding at December 31, 2011	—	$—
Options written	310	213,530
Options terminated in closing purchase transactions	(173)	(61,770)
Options expired prior to exercise	—	—

Options outstanding at March 31, 2012	137	$151,760

Swap agreements

Credit default swaps on credit indices — sell protection2

		Notional			Payments	Upfront
		amount		Termination	received by	payments		Unrealized	Credit
Counterparty	Referenced Index[3]	(000)		date	the Fund[4]	made	Value	depreciation	spread[5]

GSI	CDX.NA.HY.Series 16 Index	USD	3,500	06/20/16	5.000%	$ (92,847)	$4,760	$ (88,087)	5.003%

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investment company	$—	$24,355,070	$—	$24,355,070
Short-term investment	—	1,634,420	—	1,634,420
Options purchased	788,888	—	—	788,888
Forward foreign currency contracts	—	162,030	—	162,030
Futures contracts	170,721	—	—	170,721
Options written	(151,054)	—	—	(151,054)
Swap agreements	—	4,760	—	4,760

Total	$808,555	$26,156,280	$—	$26,964,835

*	Non-income producing security.
[1]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
		Purchases	Sales	Net realized	appreciation
		during the	during the	gain during	during the
	Value	three months ended	three months ended	three months ended	three months ended	Value
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund[a]	$1,760,568	$5,050,311	$5,176,459	$—	$—	$1,634,420
UBS Global Corporate Bond Relationship Fund	26,079,245	400,000	3,000,000	84,622	791,203	24,355,070

	$27,839,813	$5,450,311	$8,176,459	$84,622	$791,203	$25,989,490

[a]	Income earned from affiliate for the three months ended March 31, 2012 was $589.
[2]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[3]	Payments to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index.
[4]	Payments received are based on the notional amount.
[5]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

SMA Relationship Trust — Series G

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	0.73%
Airlines	0.48
Auto components	0.94
Automobiles	4.34
Beverages	0.61
Capital markets	2.68
Chemicals	4.24
Commercial banks	8.15
Commercial services & supplies	2.89
Computers & peripherals	1.27
Construction & engineering	1.11
Construction materials	1.30
Diversified financial services	3.48
Electronic equipment, instruments & components	0.76
Energy equipment & services	5.51
Food & staples retailing	0.73
Food products	1.96
Health care equipment & supplies	2.25
Health care providers & services	0.06
Hotels, restaurants & leisure	2.81
Household durables	1.23
Household products	0.33
Industrial conglomerates	1.14
Insurance	0.37
Internet & catalog retail	0.95
Internet software & services	1.92
Machinery	9.10
Media	1.13
Metals & mining	6.21
Office electronics	0.76
Oil, gas & consumable fuels	5.52
Personal products	0.20
Pharmaceuticals	4.85
Real estate management & development	0.84
Semiconductors & semiconductor equipment	4.23
Software	0.93
Specialty retail	3.28
Textiles, apparel & luxury goods	2.96
Tobacco	1.11
Trading companies & distributors	1.89
Wireless telecommunication services	0.55

Total common stocks	95.80%
Preferred stock	1.13
Investment company
iShares MSCI EAFE Index Fund	0.10
Warrant	0.80
Short-term investment	1.10

Total investments	98.93%
Cash and other assets, less liabilities	1.07

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of SMA Relationship Trust — Series G. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

SMA Relationship Trust — Series G
Portfolio of investments — March 31, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 95.80%
Australia — 3.61%
BHP Billiton Ltd.	23,821	$854,001
Fortescue Metals Group Ltd.	228,841	1,377,230
Incitec Pivot Ltd.	342,260	1,116,770
National Australia Bank Ltd.	49,102	1,251,213

Total Australia common stocks		4,599,214

Belgium — 0.61%
Anheuser-Busch InBev NV	10,565	771,880

Brazil — 0.73%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	19,400	923,828

Canada — 1.88%
Bombardier, Inc., Class B	223,900	929,316
Major Drilling Group International	35,800	594,004
Teck Resources Ltd., Class B	11,200	399,852
Trican Well Service Ltd.	32,000	469,999

Total Canada common stocks		2,393,171

China — 6.85%
Agile Property Holdings Ltd.	926,000	1,068,432
Baidu, Inc. ADR*	9,600	1,399,392
BBMG Corp., H Shares	1,972,000	1,658,242
Brilliance China Automotive Holdings Ltd.*	904,000	977,857
Haier Electronics Group Co., Ltd.*	766,000	868,039
Melco Crown Entertainment Ltd. ADR*	101,100	1,375,971
Prince Frog International Holdings Ltd.*	678,000	250,576
Shougang Concord International Enterprises Co., Ltd.	5,686,000	333,155
Shougang Fushan Resources Group Ltd.	2,330,000	789,113

Total China common stocks		8,720,777

Denmark — 2.49%
Novo Nordisk A/S, Class B	22,917	3,172,934

France — 2.72%
BNP Paribas SA	31,463	1,492,805
Technip SA	6,560	772,806
Valeo SA	22,812	1,196,286

Total France common stocks		3,461,897

Germany — 6.21%
Allianz SE	3,987	475,753
Deutsche Bank AG	14,890	740,832
Dialog Semiconductor PLC*	85,900	2,098,256
Fresenius SE & Co KGaA	797	81,731
GEA Group AG	48,351	1,667,601
Kabel Deutschland Holding AG*	23,209	1,433,472
Lanxess AG	16,977	1,403,365

Total Germany common stocks		7,901,010

Hong Kong — 2.71%
Emperor Watch & Jewellery Ltd.	7,790,000	1,233,873
Hong Kong Exchanges & Clearing Ltd.	75,800	1,273,818
Shangri-La Asia Ltd.	428,000	935,856

Total Hong Kong common stocks		3,443,547

Indonesia — 0.42%
Astra International Tbk PT	65,500	529,716

Israel — 1.44%
Mellanox Technologies Ltd.*	43,700	1,827,971

Italy — 3.07%
Saipem SpA	51,462	2,658,229
Tod’s SpA	11,066	1,244,898

Total Italy common stocks		3,903,127

Japan — 17.26%
Canon, Inc.	20,400	963,682
Denki Kagaku Kogyo KK	246,000	983,762
FANUC Corp.	22,600	4,008,313
Isuzu Motors Ltd.	361,000	2,115,321
Komatsu Ltd.	44,900	1,279,680
Makino Milling Machine Co., Ltd.	70,000	599,613
Mitsubishi Corp.	103,400	2,398,550
Mitsubishi UFJ Financial Group, Inc.	180,300	897,470
Murata Manufacturing Co., Ltd.	16,300	965,948
Nissan Motor Co., Ltd.	178,100	1,895,688
NTT DoCoMo, Inc.	40	66,401
ORIX Corp.	23,010	2,196,194
Rakuten, Inc.	1,156	1,210,888
Square Enix Holdings Co., Ltd.	56,400	1,184,284
Tokyo Electron Ltd.	20,900	1,195,620

Total Japan common stocks		21,961,414

Macau — 0.99%
Sands China Ltd.	323,200	1,263,158

Netherlands — 3.61%
ASML Holding NV	4,754	237,639
Gemalto NV	24,552	1,620,550
ING Groep NV CVA*	114,881	957,145
Royal Dutch Shell PLC, Class A	51,004	1,781,319

Total Netherlands common stocks		4,596,653

Norway — 1.33%
Subsea 7 SA*	63,868	1,691,259

Russia — 1.50%
NovaTek OAO GDR	9,190	1,245,245
VTB Bank OJSC GDR	146,740	661,797

Total Russia common stocks		1,907,042

Singapore — 3.46%
Biosensors International Group Ltd.*	1,251,000	1,497,756
Golden Agri-Resources Ltd.	2,331,000	1,455,658
Keppel Corp. Ltd.	166,000	1,451,287

Total Singapore common stocks		4,404,701

South Africa — 0.55%
Steinhoff International Holdings Ltd.*	194,954	698,896

South Korea — 0.67%
LG Chem Ltd.	2,592	846,423

Spain — 2.74%
Banco Bilbao Vizcaya Argentaria SA	29,064	231,297
Banco Santander SA	84,634	651,296
Inditex SA	19,113	1,830,764
Viscofan SA	17,161	767,880

Total Spain common stocks		3,481,237

Sweden — 5.01%
Elekta AB, Class B	26,913	1,362,369
Skandinaviska Enskilda Banken AB, Class A	165,318	1,174,453
Swedish Match AB	35,383	1,408,731
Trelleborg AB, Class B	97,130	1,014,493
Volvo AB, Class B	97,452	1,419,991

Total Sweden common stocks		6,380,037

Switzerland — 5.09%
Compagnie Financiere Richemont SA, Class A	23,473	1,471,775
Credit Suisse Group AG*	46,556	1,327,003
GAM Holding AG*	91,622	1,334,696
Nestle SA	4,442	279,501
Novartis AG	18,258	1,010,490
Swatch Group AG	13,037	1,047,784

Total Switzerland common stocks		6,471,249

Thailand — 0.86%
Home Product Center PCL	2,437,700	1,098,348

Turkey — 0.48%
Turk Hava Yollari*	422,975	617,031

United Kingdom — 18.40%
Afren PLC*	365,011	778,836
Aggreko PLC	102,170	3,676,971
Anglo American PLC	22,591	844,459
BG Group PLC	92,633	2,145,451
Croda International PLC	30,995	1,044,081
HSBC Holdings PLC	215,118	1,908,963
John Wood Group PLC	123,301	1,413,081
Reckitt Benckiser Group PLC	7,526	425,297
Rio Tinto PLC	26,089	1,437,993
Shire PLC	61,680	1,992,875
Standard Chartered PLC	84,685	2,113,077
Telecity Group PLC*	88,008	1,037,466
Tullow Oil PLC	44,041	1,075,673
Vodafone Group PLC	231,910	638,759
Weir Group PLC	56,767	1,601,691
Xstrata PLC	75,098	1,282,874

Total United Kingdom common stocks		23,417,547

United States — 1.11%
Boart Longyear Ltd.	326,585	1,407,299

Total common stocks (cost $123,547,222)		121,891,366

Preferred stock — 1.13%
Germany — 1.13%
Hugo Boss AG, Preference shares (cost $1,247,848)	12,502	1,440,960

Investment company — 0.10%
iShares MSCI EAFE Index Fund (cost $130,725)	2,400	131,760

	Number of
	warrants

Warrants — 0.80%
South Korea — 0.80%
Hyundai Mobis, strike @ USD 0.00001, expires 06/18/19*1 (cost $1,401,868)	4,004	1,012,441

	Shares

Short-term investment — 1.10%
Investment company — 1.10%
UBS Cash Management Prime Relationship Fund[2] (cost $1,402,480)	1,402,480	1,402,480

Total investments — 98.93% (cost $127,730,143)		125,879,007
Cash and other assets, less liabilities — 1.07%		1,355,313

Net assets — 100.00%		$127,234,320

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$7,280,668
Gross unrealized depreciation	(9,131,804)

Net unrealized depreciation of investments	$(1,851,136)

For a listing of portfolio footnotes and defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$121,891,366	$—	$—	$121,891,366
Preferred stock	1,440,960	—	—	1,440,960
Investment company	131,760	—	—	131,760
Warrants	—	1,012,441	—	1,012,441
Short-term investment	—	1,402,480	—	1,402,480

Total	$123,464,086	$2,414,921	$—	$125,879,007

Portfolio footnotes

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2012, the value of this security amounted to $1,012,441 or 0.80% of net assets.
[2]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$708,143	$17,076,582	$16,382,245	$1,402,480	$649

SMA Relationship Trust — Series M

Summary of municipal securities by state (unaudited)
As a percentage of net assets as of March 31, 2012

Long-term municipal bonds
California	7.72%
Colorado	1.52
Georgia	7.37
Illinois	5.32
Indiana	1.12
Kentucky	3.70
Louisiana	1.80
Maryland	2.48
Massachusetts	15.15
Minnesota	3.21
Montana	1.01
New Jersey	2.91
New York	4.55
North Carolina	2.42
South Carolina	5.91
Tennessee	4.33
Texas	8.92
Virginia	1.54
Washington	7.69
Wisconsin	8.08

Total long-term municipal bonds	96.75%
Total short-term investments	19.12

Total investments	115.87%
Liabilities, in excess of other assets	(15.87)

Net assets	100.00%

SMA Relationship Trust — Series M
Portfolio of investments — March 31, 2012 (unaudited)

	Face
Security description	amount	Value

Long-term municipal bonds — 96.75%
California — 7.72%
California State Department of Water Resources Revenue Bonds,
Series AE,
5.000%, due 12/01/28	$2,000,000	$2,307,680
Series AM,
5.000%, due 12/01/20	2,000,000	2,359,860
California State Public Works Board Revenue Bonds,
Series A,
5.000%, due 04/01/21	1,500,000	1,701,585
State of California, GO,
5.000%, due 02/01/20	7,500,000	8,865,750

		15,234,875

Colorado — 1.52%
City & County of Denver, COP,
Series A2,
0.200%, due 12/01/29[1]	3,000,000	3,000,000

Georgia — 7.37%
City of Atlanta GA Revenue Bonds,
Series B,
5.000%, due 01/01/20	3,500,000	4,113,060
Municipal Electric Authority of Georgia Revenue Bonds,
Series A,
5.000%, due 01/01/21	3,500,000	4,129,650
State of Georgia, GO,
Series I,
5.000%, due 11/01/21	5,000,000	6,311,450

		14,554,160

Illinois — 5.32%
State of Illinois, GO,
5.000%, due 03/01/18	6,000,000	6,785,880
5.000%, due 03/01/19	1,300,000	1,476,462
GO, AGM,
5.000%, due 01/01/21	2,000,000	2,233,700

		10,496,042

Indiana — 1.12%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds,
Series B,
5.000%, due 02/15/17	2,000,000	2,217,080

Kentucky — 3.70%
County of Trimble Revenue Bonds,
Series A,
0.200%, due 12/01/38[1]	5,000,000	5,000,000
Kentucky State Property & Building Commission Revenue Bonds,
NATL-RE, FGIC,
5.000%, due 11/01/19	2,000,000	2,299,060

		7,299,060

Louisiana — 1.80%
City of New Orleans LA, GO,
AGC-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,548,037

Maryland — 2.48%
State of Maryland, GO,
Series B,
5.000%, due 08/01/20	4,000,000	4,887,280

Massachusetts — 15.15%
Commonwealth of Massachusetts, GO,
Series B,
5.000%, due 08/01/19	3,675,000	4,503,492
Massachusetts Development Finance Agency Revenue Bonds,
5.250%, due 10/15/29	2,350,000	2,804,372
Massachusetts Health & Educational Facilities Authority Revenue Bonds,
Series A,
5.500%, due 11/15/36	9,210,000	11,035,882
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds,
5.000%, due 07/01/16	5,000,000	5,678,450
5.000%, due 07/01/19	2,500,000	2,886,125
Massachusetts State Water Pollution Abatement Revenue Bonds,
Series A,
5.250%, due 08/01/19	2,395,000	3,003,043

		29,911,364

Minnesota — 3.21%
Minneapolis-St Paul Metropolitan Airports Commission Revenue Bonds,
5.000%, due 01/01/19	3,300,000	3,867,732
State of Minnesota, GO,
Series E,
5.000%, due 08/01/19	2,000,000	2,473,240

		6,340,972

Montana — 1.01%
City of Forsyth Revenue Bonds,
0.300%, due 01/01/18[1]	2,000,000	2,000,000

New Jersey — 2.91%
New Jersey Educational Facilities Authority Revenue Bonds,
Series B,
5.000%, due 07/01/34	5,000,000	5,754,550

New York — 4.55%
City of New York, GO,
Series G-1,
5.000%, due 04/01/26	5,635,000	6,536,656
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A-1,
5.000%, due 11/01/21	2,000,000	2,454,420

		8,991,076

North Carolina — 2.42%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds,
Series A,
6.500%, due 01/01/18	3,850,000	4,777,426

South Carolina — 5.91%
Piedmont Municipal Power Agency Revenue Bonds,
Series A-3,
5.000%, due 01/01/18	5,080,000	5,859,323
Series A-4,
5.000%, due 01/01/20	5,000,000	5,818,400

		11,677,723

Tennessee — 4.33%
State of Tennessee, GO,
Series B,
5.000%, due 08/01/20	4,195,000	5,243,331
Series C,
5.000%, due 05/01/27	2,795,000	3,312,019

		8,555,350

Texas — 8.92%
San Antonio Electric & Gas Revenue Bonds,
5.000%, due 02/01/19	2,875,000	3,199,415
Texas State Transportation Commission, GO,
5.000%, due 04/01/29	2,700,000	3,084,777
Texas State Transportation Commission Revenue Bonds,
Series A,
5.000%, due 04/01/20	4,105,000	4,707,327
University of Texas System Revenue Bonds,
Series A,
5.000%, due 08/15/25	5,500,000	6,611,605

		17,603,124

Virginia — 1.54%
Virginia Public Building Authority Revenue Bonds,
Series A,
5.000%, due 08/01/21	2,465,000	3,047,381

Washington — 7.69%
Energy Northwest Revenue Bonds,
Series A,
5.000%, due 07/01/19	6,000,000	7,288,440
5.000%, due 07/01/23	2,000,000	2,281,720
5.000%, due 07/01/24	5,000,000	5,621,500

		15,191,660

Wisconsin — 8.08%
State of Wisconsin Revenue Bonds, State Appropriation,
Series A,
5.750%, due 05/01/29	2,000,000	2,337,560
5.750%, due 05/01/33	6,680,000	7,747,531
6.000%, due 05/01/36	5,000,000	5,867,350

		15,952,441

Total long-term municipal bonds (cost — $182,632,069)		191,039,601

	Shares

Short-term investment — 19.12%
Investment company — 19.12%
UBS Cash Management Prime Relationship Fund[2]
(cost $37,743,950)	37,743,950	37,743,950

Total investments — 115.87%
(cost $220,376,019)		228,783,551
Liabilities, in excess of cash and other assets — (15.87%)		(31,340,807)

Net assets — 100.00%		$197,442,744

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,825,517
Gross unrealized depreciation	(417,985)

Net unrealized appreciation of investments	$8,407,532

For a list of portfolio footnotes and defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to the end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds	$—	$191,039,601	$—	$191,039,601
Short-term investment	—	37,743,950	—	37,743,950

Total	$—	$228,783,551	$—	$228,783,551

[1]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2012 and changes periodically.
[2]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$2,897,849	$71,559,791	$36,713,690	$37,743,950	$3,922

UBS SMA Relationship Trust — Series S

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2012

Common stocks
Aerospace & defense	2.37%
Air freight & logistics	0.99
Auto components	2.02
Beverages	1.28
Building products	1.49
Capital markets	3.78
Chemicals	1.27
Commercial banks	6.35
Commercial services & supplies	3.26
Communications equipment	3.27
Construction & engineering	0.96
Diversified consumer services	2.07
Electric utilities	1.24
Electrical equipment	1.74
Electronic equipment, instruments & components	2.75
Energy equipment & services	3.20
Health care equipment & supplies	8.95
Health care providers & services	3.59
Hotels, restaurants & leisure	2.94
Household products	3.37
Insurance	1.40
Internet & catalog retail	0.20
Internet software & services	3.63
Life sciences tools & services	1.93
Machinery	3.51
Media	3.90
Metals & mining	0.97
Oil, gas & consumable fuels	2.66
Real estate investment trust (REIT)	7.12
Software	7.27
Specialty retail	0.78
Textiles, apparel & luxury goods	2.56
Thrifts & mortgage finance	1.33
Trading companies & distributors	2.56

Total common stocks	96.71%
Investment company
iShares Russell 2000 Index Fund	1.10
Short-term investment	2.11

Total investments	99.92%
Cash and other assets, less liabilities	0.08

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of SMA Relationship Trust — Series S. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS SMA Relationship Trust — Series S
Portfolio of investments — March 31, 2012 (unaudited)

Security description	Shares	Value

Common stocks — 96.71%
Aerospace & defense — 2.37%
BE Aerospace, Inc.*	18,500	$859,695
LMI Aerospace, Inc.*	21,300	387,660

		1,247,355

Air freight & logistics — 0.99%
Hub Group, Inc., Class A*	14,500	522,435

Auto components — 2.02%
Tenneco, Inc.*	28,600	1,062,490

Beverages — 1.28%
Boston Beer Co., Inc., Class A*	6,300	672,777

Building products — 1.49%
AO Smith Corp.	17,400	782,130

Capital markets — 3.78%
Evercore Partners, Inc., Class A	22,500	654,075
Golub Capital BDC, Inc.	38,400	586,368
PennantPark Investment Corp.	71,900	747,760

		1,988,203

Chemicals — 1.27%
Cytec Industries, Inc.	11,000	668,690

Commercial banks — 6.35%
Bank of Hawaii Corp.	10,700	517,345
BBCN Bancorp, Inc.*	67,425	750,440
City National Corp.	10,800	566,676
East West Bancorp, Inc.	36,900	852,021
Prosperity Bancshares, Inc.	14,400	659,520

		3,346,002

Commercial services & supplies — 3.26%
American Reprographics Co.*	77,800	419,342
InnerWorkings, Inc.*	56,000	652,400
Interface, Inc., Class A	46,400	647,280

		1,719,022

Communications equipment — 3.27%
Aruba Networks, Inc.*	25,000	557,000
Finisar Corp.*	31,000	624,650
NETGEAR, Inc.*	14,100	538,620

		1,720,270

Construction & engineering — 0.96%
MasTec, Inc.*	27,800	502,902

Diversified consumer services — 2.07%
Coinstar, Inc.*	6,100	387,655
Regis Corp.	38,000	700,340

		1,087,995

Electric utilities — 1.24%
Unisource Energy Corp.	17,900	654,603

Electrical equipment — 1.74%
Regal-Beloit Corp.	14,000	917,700

Electronic equipment, instruments & components — 2.75%
Badger Meter, Inc.	17,000	577,830
InvenSense, Inc.*	22,000	398,200
Rofin-Sinar Technologies, Inc.*	17,800	469,386

		1,445,416

Energy equipment & services — 3.20%
C&J Energy Services, Inc.*	37,100	660,009
Dril-Quip, Inc.*	5,000	325,100
North American Energy Partners, Inc.*	78,600	385,140
Tetra Technologies, Inc.*	33,900	319,338

		1,689,587

Health care equipment & supplies — 8.95%
CONMED Corp.	17,500	522,725
Cooper Companies, Inc.	9,200	751,732
Greatbatch, Inc.*	37,500	919,500
Hill-Rom Holdings, Inc.	13,800	461,058
ICU Medical, Inc.*	15,600	766,896
Integra LifeSciences Holdings Corp.*	18,700	648,703
STERIS Corp.	20,300	641,886

		4,712,500

Health care providers & services — 3.59%
Owens & Minor, Inc.	17,600	535,216
Patterson Cos., Inc.	17,000	567,800
PSS World Medical, Inc.*	31,000	785,540

		1,888,556

Hotels, restaurants & leisure — 2.94%
Vail Resorts, Inc.	20,200	873,650
WMS Industries, Inc.*	28,400	673,932

		1,547,582

Household products — 3.37%
Central Garden and Pet Co., Class A*	108,500	1,044,855
Spectrum Brands Holdings, Inc.*	20,900	730,664

		1,775,519

Insurance — 1.40%
Validus Holdings Ltd.	23,800	736,610

Internet & catalog retail — 0.20%
CafePress, Inc.*	5,600	107,240

Internet software & services — 3.63%
Bazaarvoice, Inc.*	8,300	164,921
Demandware, Inc.*	6,600	196,680
Digital River, Inc.*	15,600	291,876
ExactTarget, Inc.*	7,200	187,200
Millennial Media, Inc.*	18,800	441,800
ValueClick, Inc.*	31,900	629,706

		1,912,183

Life sciences tools & services — 1.93%
Bio-Rad Laboratories, Inc., Class A*	9,800	1,016,162

Machinery — 3.51%
CIRCOR International, Inc.	12,400	412,548
Greenbrier Cos., Inc.*	24,600	486,834
Kaydon Corp.	17,200	438,772
Nordson Corp.	9,300	506,943

		1,845,097

Media — 3.90%
Cinemark Holdings, Inc.	51,000	1,119,450
ReachLocal, Inc.*	32,800	233,864
Valassis Communications, Inc.*	30,500	701,500

		2,054,814

Metals & mining — 0.97%
Compass Minerals International, Inc.	7,100	509,354

Oil, gas & consumable fuels — 2.66%
Berry Petroleum Co., Class A	15,000	706,950
Kodiak Oil & Gas Corp.*	69,400	691,224

		1,398,174

Real estate investment trust (REIT) — 7.12%
Campus Crest Communities, Inc.	86,000	1,002,760
Hudson Pacific Properties, Inc.	42,800	647,564
LaSalle Hotel Properties	28,600	804,804
Mack-Cali Realty Corp.	23,100	665,742
Summit Hotel Properties, Inc.	82,900	628,382

		3,749,252

Software — 7.27%
Cadence Design Systems, Inc.*	52,200	618,048
Guidewire Software, Inc.*	10,500	323,190
Nuance Communications, Inc.*	17,500	447,650
RealPage, Inc.*	14,700	281,799
Solera Holdings, Inc.	12,100	555,269
SS&C Technologies Holdings, Inc.*	34,100	795,553
Tangoe, Inc.*	27,428	515,921
Websense, Inc.*	13,900	293,151

		3,830,581

Specialty retail — 0.78%
Francesca’s Holdings Corp.*	12,940	409,033

Textiles, apparel & luxury goods — 2.56%
Liz Claiborne, Inc.*	41,600	555,776
Movado Group, Inc.	32,300	792,965

		1,348,741

Thrifts & mortgage finance — 1.33%
Brookline Bancorp, Inc.	74,700	699,939

Trading companies & distributors — 2.56%
United Rentals, Inc.*	13,000	557,570
Watsco, Inc.	10,700	792,228

		1,349,798

Total common stocks (cost $49,285,830)		50,918,712

Investment company — 1.10%
iShares Russell 2000 Index Fund (cost $580,090)	7,000	579,950

Short-term investment — 2.11%
Investment company — 2.11%
UBS Cash Management Prime Relationship Fund[1] (cost $1,110,706)	1,110,706	1,110,706

Total investments — 99.92% (cost $50,976,626)		52,609,368
Cash and other assets, less liabilities — 0.08%		44,337

Net assets — 100.00%		$52,653,705

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,864,322
Gross unrealized depreciation	(3,231,580)

Net unrealized appreciation of investments	$1,632,742

For a listing of portfolio footnotes and defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$50,918,712	$—	$—	$50,918,712
Investment company	579,950	—	—	579,950
Short-term investment	—	1,110,706	—	1,110,706

Total	$51,498,662	$1,110,706	$—	$52,609,368

*	Non-income producing security.
[1]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Relationship Fund.

Income
		Purchases	Sales			earned from
		during the	during the			affiliate for the
		three months	three months			three months
	Value	ended	ended	Value		ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12		03/31/12

UBS Cash Management Prime Relationship Fund	$1,173,605	$3,564,167	$3,627,066		$1,110,706	$478

SMA Relationship Trust — Series T

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2012

Bonds
Corporate bonds
Beverages	0.38%
Building products	0.43
Capital markets	1.45
Chemicals	0.22
Commercial banks	2.90
Commercial services & supplies	0.32
Computers & peripherals	0.14
Consumer finance	1.49
Diversified financial services	3.15
Diversified telecommunication services	0.85
Electric utilities	1.04
Energy equipment & services	0.48
Food & staples retailing	0.11
Food products	0.53
Health care providers & services	0.21
Household durables	0.20
Independent power producers & energy traders	0.16
Insurance	1.14
Leisure equipment & products	0.16
Media	1.36
Metals & mining	1.44
Multi-utilities	0.30
Oil, gas & consumable fuels	3.06
Paper & forest products	0.34
Pharmaceuticals	0.39
Real estate investment trust (REIT)	1.18
Road & rail	0.43
Semiconductors & semiconductor equipment	0.14
Tobacco	0.60
Wireless telecommunication services	0.51

Total corporate bonds	25.11%
Asset-backed securities	1.73
Commercial mortgage-backed securities	8.78
Mortgage & agency debt securities	41.63
Municipal bonds	1.66
US government obligations	14.23
Non-US government obligations	0.70
Supranational bond	0.37

Total bonds	94.21%
Investment companies
UBS Credit Bond Relationship Fund	3.19
UBS High Yield Relationship Fund	0.51

Total investment companies	3.70%
Short-term investment	13.91

Total investments	111.82%
Liabilities, in excess of cash and other assets	(11.82)

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of SMA Relationship Trust — Series T. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

SMA Relationship Trust — Series T
Portfolio of investments — March 31, 2012 (unaudited)

	Face
Security description	amount	Value

Bonds — 94.21%
Corporate bonds — 25.11%
Australia — 0.83%
National Australia Bank Ltd.,
3.000%, due 07/27/16[1]	$400,000	$406,938
Rio Tinto Finance USA Ltd.,
3.500%, due 03/22/22	280,000	280,512
3.750%, due 09/20/21	110,000	113,559

Total Australia corporate bonds		801,009

Austria — 0.34%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]	310,000	336,350

Brazil — 0.33%
Petrobras International Finance Co.,
2.875%, due 02/06/15	60,000	61,565
5.375%, due 01/27/21	240,000	259,231

Total Brazil corporate bonds		320,796

Canada — 0.35%
Cenovus Energy, Inc.,
4.500%, due 09/15/14	245,000	264,575
Teck Resources Ltd.,
6.250%, due 07/15/41	70,000	75,940

Total Canada corporate bonds		340,515

Cayman Islands — 1.13%
Noble Holding International Ltd.,
2.500%, due 03/15/17	205,000	206,690
Transocean, Inc.,
6.800%, due 03/15/38	240,000	268,398
Vale Overseas Ltd.,
4.375%, due 01/11/22	230,000	231,023
4.625%, due 09/15/20	185,000	194,597
6.875%, due 11/21/36	180,000	208,771

Total Cayman Islands corporate bonds		1,109,479

France — 0.42%
RCI Banque SA,
4.600%, due 04/12/16[1]	210,000	210,824
Total Capital International SA,
1.500%, due 02/17/17	200,000	194,635

Total France corporate bonds		405,459

Mexico — 0.66%
America Movil SAB de CV,
5.000%, due 03/30/20	250,000	277,999
Petroleos Mexicanos,
4.875%, due 01/24/22[1]	350,000	367,500

Total Mexico corporate bonds		645,499

Netherlands — 0.18%
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26[1]	145,000	176,443

Netherlands Antilles — 0.39%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	200,000	204,810
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	175,000	177,149

Total Netherlands Antilles corporate bonds		381,959

Norway — 0.32%
Eksportfinans ASA,
3.000%, due 11/17/14	325,000	307,922

South Africa — 0.19%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	180,000	185,280

Sweden — 0.36%
Nordea Bank AB,
4.875%, due 05/13/21[1]	360,000	350,356

United Kingdom — 1.04%
Barclays Bank PLC,
5.140%, due 10/14/20	20,000	19,267
BP Capital Markets PLC,
3.875%, due 03/10/15	285,000	305,660
HSBC Holdings PLC,
4.000%, due 03/30/22	700,000	693,854

Total United Kingdom corporate bonds		1,018,781

United States — 18.57%
Allied Waste North America, Inc.,
6.875%, due 06/01/17	130,000	135,687
Altria Group, Inc.,
9.950%, due 11/10/38	110,000	167,315
American International Group, Inc.,
3.000%, due 03/20/15	140,000	140,964
4.250%, due 09/15/14	175,000	180,548
Anadarko Petroleum Corp.,
6.450%, due 09/15/36	260,000	300,977
Anheuser-Busch InBev Worldwide, Inc.,
4.125%, due 01/15/15	270,000	292,566
Appalachian Power Co.,
4.600%, due 03/30/21	320,000	349,060
AT&T, Inc.,
1.600%, due 02/15/17	605,000	601,566
Burlington Northern Santa Fe LLC,
6.150%, due 05/01/37	225,000	269,267
Capital One Financial Corp.,
2.150%, due 03/23/15	145,000	145,224
Caterpillar Financial Services Corp.,
1.125%, due 12/15/14	95,000	95,776
Cellco Partnership,
8.500%, due 11/15/18	165,000	226,549
CIT Group, Inc.,
7.000%, due 05/02/16[1]	590,000	591,475
Citigroup, Inc.,
4.450%, due 01/10/17	400,000	419,002
Comcast Corp.,
6.300%, due 11/15/17	385,000	464,487
ConocoPhillips,
6.500%, due 02/01/39	175,000	232,420
Dell, Inc.,
5.400%, due 09/10/40	130,000	135,356
Developers Diversified Realty Corp.,
7.875%, due 09/01/20	445,000	526,281
DirecTV Holdings LLC,
6.000%, due 08/15/40	155,000	165,520
7.625%, due 05/15/16	265,000	277,588
Dolphin Subsidiary II, Inc.,
7.250%, due 10/15/21[1]	190,000	210,900
Dow Chemical Co.,
4.125%, due 11/15/21	50,000	51,437
4.250%, due 11/15/20	155,000	162,189
Duke Energy Carolinas LLC,
5.100%, due 04/15/18	105,000	122,936
Energy Transfer Partners LP,
6.500%, due 02/01/42	80,000	84,298
7.500%, due 07/01/38	50,000	56,781
ERP Operating LP,
4.750%, due 07/15/20	65,000	69,407
5.375%, due 08/01/16	500,000	556,133
Ford Motor Credit Co. LLC,
5.000%, due 05/15/18	235,000	243,426
5.875%, due 08/02/21	440,000	474,580
7.800%, due 06/01/12	480,000	484,201

Fortune Brands, Inc.,
6.375%, due 06/15/14	72,000	79,181
Freeport-McMoRan Copper & Gold, Inc.,
3.550%, due 03/01/22	115,000	110,448
General Electric Capital Corp.,
3.350%, due 10/17/16	225,000	238,691
4.650%, due 10/17/21	225,000	239,472
Goldman Sachs Group, Inc.,
3.625%, due 02/07/16	215,000	214,939
5.750%, due 01/24/22	240,000	246,898
Hasbro, Inc.,
6.350%, due 03/15/40	140,000	151,751
Intel Corp.,
3.300%, due 10/01/21	130,000	134,309
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	160,000	174,400
JPMorgan Chase & Co.,
3.150%, due 07/05/16	225,000	231,944
3.450%, due 03/01/16	400,000	417,064
4.500%, due 01/24/22	200,000	208,068
5.400%, due 01/06/42	95,000	100,872
Kinder Morgan Energy Partners LP,
3.950%, due 09/01/22	150,000	148,509
5.800%, due 03/15/35	205,000	211,787
Kraft Foods, Inc.,
6.500%, due 02/09/40	180,000	221,496
MBNA Corp.,
6.125%, due 03/01/13	495,000	512,267
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	330,000	366,861
Series C, 5.000%, due 01/15/15	300,000	312,974
MetLife, Inc.,
6.400%, due 12/15/36	175,000	171,500
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	130,000	151,822
Morgan Stanley,
6.000%, due 04/28/15	260,000	272,137
Motiva Enterprises LLC,
5.750%, due 01/15/20[1]	155,000	178,360
New York Life Global Funding,
1.650%, due 05/15/17[1]	225,000	223,119
Norfolk Southern Corp.,
3.250%, due 12/01/21	150,000	150,992
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	185,000	223,639
Owens Corning,
6.500%, due 12/01/16	375,000	416,614
Philip Morris International, Inc.,
2.900%, due 11/15/21	275,000	271,173
Phillips 66,
4.300%, due 04/01/22[1]	100,000	101,720
PPL Energy Supply LLC,
4.600%, due 12/15/21	150,000	152,718
Prudential Financial, Inc.,
6.625%, due 12/01/37	105,000	121,241
Series B, 5.750%, due 07/15/33	275,000	282,731
Reynolds American, Inc.,
7.625%, due 06/01/16	125,000	150,026
Sempra Energy,
9.800%, due 02/15/19	100,000	136,175
Southern California Edison Co.,
4.050%, due 03/15/42	105,000	101,234
Time Warner Cable, Inc.,
6.750%, due 07/01/18	280,000	341,627
Time Warner, Inc.,
6.100%, due 07/15/40	70,000	78,341

Tupperware Brands Corp.,
4.750%, due 06/01/21	190,000	193,265
UnitedHealth Group, Inc.,
5.800%, due 03/15/36	175,000	201,302
Valero Energy Corp.,
6.625%, due 06/15/37	200,000	217,681
Verizon Communications, Inc.,
6.100%, due 04/15/18	190,000	228,752
Wal-Mart Stores, Inc.,
5.000%, due 10/25/40	100,000	110,690
Wells Fargo & Co.,
3.676%, due 06/15/16[2]	480,000	512,599
4.600%, due 04/01/21	225,000	241,294
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	285,000	295,563

Total United States corporate bonds		18,082,162

Total corporate bonds
(cost $23,749,826)		24,462,010

Asset-backed securities — 1.73%
United States — 1.73%
Citibank Credit Card Issuance Trust,
Series 2006-C1, Class C1,
0.642%, due 02/20/15[3]	575,000	573,521
Series 2008-C6, Class C6,
6.300%, due 06/20/14	925,000	936,562
Delta Air Lines Pass Through Trust,
Series 2007-1,
6.821%, due 08/10/22	161,245	176,564

Total asset-backed securities
(cost $1,668,966)		1,686,647

Commercial mortgage-backed securities — 8.78%
United States — 8.78%
Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class AM,
5.980%, due 02/10/51[3]	675,000	674,972
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW14, Class AM,
5.243%, due 12/11/38	210,000	212,859
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.696%, due 12/10/49[3]	575,000	599,276
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class AM,
6.003%, due 12/10/49[3]	725,000	691,214
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	1,016,427	1,057,671
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	1,050,000	1,155,441
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	600,000	595,457
Series 2007-GG11, Class A4,
5.736%, due 12/10/49	600,000	662,320

GS Mortgage Securities Corp. II,
Series 2006-RR2, Class H,
5.614%, due 06/23/46[1,3]	3,991,000	0
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM,
5.464%, due 12/12/43	600,000	593,156
Series 2006-LDP8, Class AJ,
5.480%, due 05/15/45	500,000	461,427
Series 2007-LD11, Class A4,
5.816%, due 06/15/49[3]	450,000	493,238
Series 2006-LDP7, Class AJ,
5.871%, due 04/15/45[3]	825,000	727,433
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class B,
5.240%, due 09/15/37	400,000	399,059
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B,
5.787%, due 08/12/45[1,3]	225,000	231,946

Total commercial mortgage-backed securities
(cost $9,862,582)		8,555,469

Mortgage & agency debt securities — 41.63%
United Kingdom — 2.40%
Fosse Master Issuer PLC,
Series 2011-1A, Class A2,
1.965%, due 10/18/54[1,3]	625,000	628,596
Holmes Master Issuer PLC,
Series 2010-1A, Class A2,
1.967%, due 10/15/54[1,3]	300,000	301,199
Series 2012-1A, Class A2,
2.165%, due 10/15/54[1,3]	775,000	778,393
Permanent Master Issuer PLC,
Series 2011-1A, Class 1A1,
1.967%, due 07/15/42[1,3]	575,000	483,601
Silverstone Master Issuer PLC,
Series 2012-1A, Class 1A,
1.792%, due 01/21/55[1,3]	175,000	147,476

Total United Kingdom mortgage & agency debt securities		2,339,265

United States — 39.23%
Banc of America Funding Corp.,
Series 2006-I, Class SB2,
3.104%, due 12/20/36[3]	990,063	25,346
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
4.716%, due 05/25/36[3]	438,662	4
Federal Home Loan Mortgage Corp. Gold Pools,[4]
2.500%, TBA	1,925,000	1,944,851
3.000%, TBA	425,000	438,215
#A96140, 4.000%, due 01/01/41	682,918	715,064
4.000%, TBA	4,325,000	4,521,653
#G04913, 5.000%, due 03/01/38	524,668	565,928
#G02922, 5.500%, due 04/01/37	377,122	416,600
#G06381, 5.500%, due 08/01/40	1,436,199	1,569,938
#C56030, 6.000%, due 03/01/31	8,874	9,931
#G06019, 6.000%, due 10/01/36	418,863	466,722
#C55783, 6.500%, due 01/01/29	108,814	124,703
#G00194, 7.500%, due 02/01/24	151,976	177,407
#C00410, 8.000%, due 07/01/25	47,958	57,133
#C37436, 8.000%, due 01/01/30	19,616	23,719

Federal National Mortgage Association Pools,[4]
3.500%, TBA	2,025,000	2,079,422
4.000%, TBA	1,450,000	1,520,234
#AH1560, 4.000%, due 01/01/41	566,981	594,847
#AH3347, 4.000%, due 01/01/41	868,517	911,203
#AB2331, 4.000%, due 02/01/41	654,943	687,440
#AE9202, 4.000%, due 09/01/41	1,114,022	1,169,297
#889657, 4.500%, due 09/01/37	1,074,774	1,145,663
#AB1475, 4.500%, due 09/01/40	1,525,000	1,624,394
#MA0693, 4.500%, due 04/01/41	170,554	181,989
#AI6578, 4.500%, due 07/01/41	2,036,724	2,173,289
#AJ1415, 4.500%, due 09/01/41	1,031,270	1,100,418
#975213, 5.000%, due 03/01/38	592,955	640,998
#975375, 5.000%, due 06/01/38	373,241	403,482
#890209, 5.000%, due 05/01/40	37,657	40,696
#AD9114, 5.000%, due 07/01/40	1,481,719	1,616,273
#AJ1422, 5.000%, due 09/01/41	1,114,766	1,207,178
5.000%, TBA	750,000	808,828
#244450, 5.500%, due 11/01/23	40,680	44,260
#555591, 5.500%, due 07/01/33	882,134	969,418
5.500%, TBA	800,000	871,625
#708631, 6.000%, due 06/01/33	40,104	44,991
#901999, 6.000%, due 11/01/36	353,571	390,576
#918098, 6.000%, due 05/01/37	827,567	912,631
#AE0405, 6.000%, due 08/01/37	587,081	652,072
#990686, 6.000%, due 09/01/38	163,743	180,574
#872912, 6.500%, due 06/01/36	913,502	1,026,179
#675469, 7.000%, due 04/01/18	42,242	44,138
#253824, 7.000%, due 03/01/31	20,858	23,904
Federal National Mortgage Association Pools Re-REMIC,[4]
Series 2005-29, Class KA,
4.500%, due 02/25/35	479,624	506,934
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.512%, due 02/25/35[3]	243,967	210,006
GMAC Mortgage Corp. Loan Trust,
Series 1982, Class 7,
11.625%, due 10/01/12[5,6]	559	559
Government National Mortgage Association Pools,
#738970, 3.500%, due 11/15/26	562,472	602,622
#G2 5256, 3.500%, due 12/20/26	1,108,554	1,189,071
#G2 5107, 4.000%, due 07/20/26	1,020,234	1,100,080
#G2 2687, 6.000%, due 12/20/28	30,590	34,642
#495814, 6.000%, due 01/15/29	28,190	31,984
#G2 508540, 6.000%, due 02/20/34	335,136	378,915
#486873, 6.500%, due 01/15/29	12,869	15,017
#338523, 8.000%, due 12/15/22	2,350	2,768
#780339, 8.000%, due 12/15/23	23,600	27,594
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-F1, Class M1,
6.000%, due 04/25/36	1,414,870	142

Total United States mortgage & agency debt securities		38,223,567

Total mortgage & agency debt securities
(cost $41,109,561)		40,562,832

Municipal bonds — 1.66%
Chicago Transit Authority,
Series 2008-A, 6.899%, due 12/01/40	190,000	228,253
Illinois State Taxable Pension,
Series 2003, 5.100%, due 06/01/33	395,000	374,002
Los Angeles Unified School District,
Series 2010, 6.758%, due 07/01/34	350,000	447,951
New York State Urban Development Corp.
Revenue Bonds,
5.770%, due 03/15/39	155,000	181,734
State of California, GO Bonds,
Series 2009, 7.300%, due 10/01/39	310,000	388,120

Total municipal bonds
(cost $1,375,225)		1,620,060

US government obligations — 14.23%
US Treasury Bonds,
3.125%, due 11/15/41	2,000,000	1,918,438
US Treasury Notes,
0.875%, due 02/28/17	6,210,000	6,166,337
2.000%, due 02/15/22	5,890,000	5,776,800

Total US government obligations
(cost $13,883,116)		13,861,575

Non-US government obligations — 0.70%
Chile — 0.34%
Republic of Chile,
3.250%, due 09/14/21	330,000	334,735

Colombia — 0.23%
Republic of Colombia,
4.375%, due 07/12/21	205,000	223,450

Mexico — 0.13%
United Mexican States,
4.750%, due 03/08/44	125,000	123,125

Total Non-US government obligations
(cost $654,509)		681,310

Supranational bond — 0.37%
European Investment Bank,
1.250%, due 09/17/13
(cost $358,769)	360,000	363,124

Total bonds
(cost $92,662,554)		91,793,027

	Shares

Investment companies — 3.70%
UBS Credit Bond Relationship Fund*7	199,077	3,111,851
UBS High Yield Relationship Fund*7	17,212	492,980

Total investment companies
(cost $2,908,698)		3,604,831

Short-term investment — 13.91%
Investment company — 13.91%
UBS Cash Management Prime Relationship Fund[7]
(cost $13,555,432)	13,555,432	13,555,432

Total investments — 111.82%
(cost $109,126,684)		108,953,290
Liabilities, in excess of cash and other assets — (11.82%)		(11,513,321)

Net assets — 100.00%		$97,439,969

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:
Gross unrealized appreciation	$2,891,552
Gross unrealized depreciation	(3,064,946)

Net unrealized depreciation of investments	$(173,394)

For a listing of portfolio footnotes, defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

	Contracts to				Maturity	Unrealized
Counterparty	deliver		In exchange for		date	depreciation

JPMCB	EUR	875,000	USD	1,157,223	06/11/12	$(10,189)

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Ultra Bond Futures, 7 contracts (USD)	June 2012	$1,041,917	$1,056,781	$14,864
US Treasury futures sell contracts:
US Long Bond, 6 contracts (USD)	June 2012	(817,303)	(826,500)	(9,197)
10 Year US Treasury Notes, 11 contracts (USD)	June 2012	(1,413,654)	(1,424,328)	(10,674)

Net unrealized depreciation on futures contracts				$(5,007)

Written option activity for the period ended March 31, 2012 was as follows:

	Number of	Amount of
	contracts	premiums received

Options outstanding at December 31, 2011	—	$—
Options written	228	9,177
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	(228)	(9,177)

Options outstanding at March 31, 2012	—	$—

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$24,462,010	$—	$24,462,010
Asset-backed securities	—	1,686,647	—	1,686,647
Commercial mortgage-backed securities	—	8,555,469	—	8,555,469
Mortgage & agency debt securities	—	40,562,273	559	40,562,832
Municipal bonds	—	1,620,060	—	1,620,060
US government obligations	—	13,861,575	—	13,861,575
Non-US government obligations	—	681,310	—	681,310
Supranational bond	—	363,124	—	363,124
Investment companies	—	3,604,831	—	3,604,831
Short-term investment	—	13,555,432	—	13,555,432
Forward foreign currency contracts	—	(10,189)	—	(10,189)
Futures contracts	(5,007)	—	—	(5,007)

Total	$(5,007)	$108,942,542	$559	$108,938,094

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Mortgage & agency debt securities	Total

Assets
Beginning balance	$787	$787
Purchases	—	—
Issuances	—	—
Sales	(228)	(228)
Settlements	—	—
Accrued discounts (premiums)	406	406
Total realized gain (loss)	11	11
Change in net unrealized appreciation/depreciation	(417)	(417)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Ending balance	$559	$559

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was $(417).

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $7,252,830 or 7.44% of net assets.
[2]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2012. Maturity date disclosed is the ultimate maturity date.
[3]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2012 and changes periodically.
[4]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[5]	Security is illiquid. At March 31, 2012, the value of this security amounted to $559 or 0.00% of net assets.
[6]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2012, the value of this security amounted to $559 or 0.00% of net assets.
[7]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
		three months	three months	three months	three months		three months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/11	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$5,591,827	$31,061,920	$23,098,315	$—	$—	$13,555,432	$4,542
UBS Credit Bond Relationship Fund	3,035,465	—	—	—	76,386	3,111,851	—
UBS High Yield Relationship Fund	467,489	—	—	—	25,491	492,980	—

	$9,094,781	$31,061,920	$23,098,315	$—	$101,877	$17,160,263	$4,542

Portfolio acronyms
ADR	American depositary receipt
AGC-ICC	Agency Insured Custody Certificate
CVA	Dutch certification—depositary certificate
FGIC	Financial Guaranty Insurance Co.
GDR	Global depositary receipt
GMAC	General Motors Acceptance Corp.
GO	General Obligation
GS	Goldman Sachs
NATL-RE	National Public Finance Guarantee Corp.
OJSC	Open joint stock company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/–1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Counterparty abbreviations
GSI	Goldman Sachs International
JPMCB	JP Morgan Chase Bank

Currency abbreviations
AUD	Australian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar

Valuation of investments:  Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities and instruments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities or instruments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Trust’s Board of Trustees has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds' portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board of Trustees at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews, periodic internal audit reviews and annual review of securities valuations by the Funds’ independent auditors.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, have been implemented for the interim periods beginning after December 15, 2010.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 30, 2012